Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC China Equity Fund (the “Fund”)
Supplement dated October 22, 2024 to the Fund’s summary prospectus (the “Summary Prospectus”) and prospectus (the “Prospectus”) dated July 26, 2024, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
Currently, the Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies. Effective immediately, the Fund will typically invest in 30 to 60 equity securities issued by mid- to large-capitalization companies.
Accordingly, effective immediately, the first sentence of the fourth paragraph of the “Fund Summary—Principal Investment Strategies” section in the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:
The Fund will typically invest in 30 to 60 equity securities issued by mid- to large-capitalization companies.

RBC China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC China Equity Fund (the “Fund”)
Supplement dated October 22, 2024 to the Fund’s summary prospectus (the “Summary Prospectus”) and prospectus (the “Prospectus”) dated July 26, 2024, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.
Currently, the Fund will typically invest in 30 to 50 equity securities issued by mid- to large-capitalization companies. Effective immediately, the Fund will typically invest in 30 to 60 equity securities issued by mid- to large-capitalization companies.
Accordingly, effective immediately, the first sentence of the fourth paragraph of the “Fund Summary—Principal Investment Strategies” section in the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:
The Fund will typically invest in 30 to 60 equity securities issued by mid- to large-capitalization companies.